Prepayments and Other Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Assets [Abstract]
Prepayments and Other Assets
6. PREPAYMENTS AND OTHER ASSETS

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Current portion:
Prepayments to suppliers	15,903	78,621	12,049
Contract costs	12,979	13,882	2,128
VAT prepayments	360,401	470,567	72,118
Interest receivable	3,114	14,204	2,177
Deferred IPO costs	11,971	—	—
Individual income tax receivable* (Note 10)	—	231,377	35,460
Others	17,570	78,435	12,020

	421,938	887,086	135,952

Non-current portion:
Prepayments for electronic equipment	33,970	8,978	1,376
Others	2,498	2,846	436

	36,468	11,824	1,812

*	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.